Asset Retirement Obligations	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligations
Asset Retirement Obligations

11.Asset Retirement Obligations

The Refinery had a formal closure plan filed with the Ministry of Northern Development, Mines, Natural Resources and Forestry (NDMNRF). In January 2022, the Company formally filed a new closure plan which incorporates its expansion plans for the site as well as updates to costs associated with current disturbances. This closure plan was accepted by the Ministry in March 2022 and further updates were accepted and finalized in November 2022. As at December 31, 2023, the estimated cost of closure is $3,142. The Company maintains a surety bond for $3,450 as financial assurance based on the October 2021 closure plan.

The full estimated closure cost in the new closure plan incorporated a number of new disturbances that have yet to take place, such as new roadways, new chemicals on site, and a new tailings area. The new closure plan also included cost updates relating to remediating disturbances that existed at December 31, 2023. Based on the new closure plan and the infrastructure and disturbances that existed at December 31, 2023, the Company updated its estimate of the present value of reclamation activities for the Refinery. The following assumptions were used to calculate the asset retirement obligation:

●	Discounted cash flows of $3,126 (December 31, 2022 - $1,932)
●	Closure activities date of 2037 (December 31, 2022 – 2036)
●	Risk-free discount rate of 3.98% (December 31, 2022 – 3.31%)
●	Long-term inflation rate of 3.0% (December 31, 2022 – 2.5%)

During the year ended December 31, 2023, the asset retirement obligation was increased by $1,336 (December 31, 2022 - $116) due to a revised estimates of closure cost activities for current Refinery infrastructure, offset by change in estimate of discounted cash flows and liabilities transferred to held for sale (Note 8). The continuity of the asset retirement obligation at December 31, 2023 and 2022 is as follows:

	December 31,	December 31,
	2023	2022
Balance at January 1	$1,790	$1,674
Change in estimate from discounting	126	(274)
Change in estimate of costs	1,210	728
Transferred to held for sale (Note 8)	—	(338)
Balance at December 31	$3,126	$1,790